Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The components of property and equipment, net were as follows at September 30, 2024 and December 31, 2023:
	September 30	December 31
	2024	2023
	(in thousands)
Solar energy facilities	$6,615	$5,134
Software and computers	23	-
Furniture and fixtures	48	48
Vehicles owned	35	-
Construction in progress	17,314	12,420
Total property and equipment	24,035	17,602
Less: Accumulated depreciation	(216)	(63)
Total	$23,819	$17,539
The components of property and equipment, net were as follows at December 31 (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Solar energy facilities	$55,318	$75,009
Building	-	107
Land	511	497
Furniture and fixtures	210	49
Asset retirement	168	341
Construction in progress	12,421	3,093
Total property and equipment	68,628	79,096
Less: Accumulated depreciation	(7,326)	(10,143)
Total	$61,302	$68,953